Revenue (Schedule Of Revenue From Business) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue [Line Items]
Product revenue	$ 0.2	$ 4.0	$ 43.1
Contract revenue			1.0
Total revenue	0.2	4.0	44.1
Continuing Operations [Member]
Revenue [Line Items]
Product revenue	0.2	4.0	43.1
Contract revenue			1.0
Total revenue	0.2	4.0	44.1
Continuing Operations [Member] | Royalties [Member]
Revenue [Line Items]
Product revenue	0.7	2.7	1.6
Continuing Operations [Member] | Azactam [Member]
Revenue [Line Items]
Product revenue	(0.5)	0.9	27.2
Continuing Operations [Member] | Maxipime [Member]
Revenue [Line Items]
Product revenue		0.4	8.2
Continuing Operations [Member] | Prialt [Member]
Revenue [Line Items]
Product revenue			$ 6.1